Cover	Jul. 14, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Adapti, Inc., a Nevada corporation (“Company”), filed on July 18, 2025 (the “Original Report”), in which the Company reported, among other events, that on July 14, 2025, it had completed the acquisition of Ballengee Group, LLC, a Texas-based sports agency.
Document Period End Date	Jul. 14, 2025
Entity File Number	000-53336
Entity Registrant Name	ADAPTI, INC.
Entity Central Index Key	0001420924
Entity Tax Identification Number	01-0884561
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2278 Monitor St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	85004
City Area Code	(775)
Local Phone Number	375-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false